UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22082

Name of Fund: BlackRock EcoSolutions Investment Trust (BQR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EcoSolutions Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components – 0.7%
Johnson Controls, Inc. (a)	33,800	$833,170

Building Products – 0.2%
Kingspan Group Plc	23,600	188,428

Chemicals – 21.4%
Agrium, Inc. (a)	31,000	2,943,760
CF Industries Holdings, Inc. (a)	10,450	2,045,692
Incitec Pivot Ltd.	289,700	939,196
Israel Chemicals Ltd.	90,000	1,065,445
Johnson Matthey Plc	72,500	2,471,540
K+S AG	20,500	1,011,361
Monsanto Co. (a)	41,300	3,536,106
The Mosaic Co. (a)	37,600	2,184,936
Novozymes A/S, B Shares	44,100	1,084,172
Nufarm Ltd.	69,860	398,581
Potash Corp. of Saskatchewan, Inc.	55,600	2,455,296
Sinofert Holdings Ltd.	2,633,500	533,137
Syngenta AG	8,700	2,966,544
Wacker Chemie AG (b)	7,000	455,438

		24,091,204

Commercial Services & Supplies – 2.4%
Tetra Tech, Inc. (c)	88,300	2,270,193
Tianjin Capital Environmental Protection Group Co. Ltd., Series H	2,007,000	453,418

		2,723,611

Construction & Engineering – 2.4%
Aegion Corp. (a)(b)(c)	14,400	250,560
Layne Christensen Co. (a)(b)(c)	11,700	246,870
Quanta Services, Inc. (a)(c)	49,900	1,147,201
The Shaw Group, Inc. (a)(c)	26,900	1,047,755

		2,692,386

Electric Utilities – 3.5%
Acciona SA	3,800	165,317
Iberdrola SA	237,005	858,441
ITC Holdings Corp.	5,700	422,883
NextEra Energy, Inc.	25,600	1,815,040
SSE Plc	32,000	657,264

		3,918,945

Electrical Equipment – 2.7%
ABB Ltd. (a)	21,600	375,547
American Superconductor Corp. (a)(c)	33,500	124,285
Gamesa Corp. Tecnologica SA	40,100	60,393
General Cable Corp. (a)(c)	9,100	237,783
Nordex SE (c)	7,400	27,688

Common Stocks	Shares	Value
Electrical Equipment (concluded)
Roper Industries, Inc. (a)	12,100	$1,203,345
Schneider Electric SA	14,500	817,552
Vestas Wind Systems A/S (b)(c)	37,200	177,405

		3,023,998

Electronic Equipment, Instruments & Components – 1.8%
Itron, Inc. (a)(c)	22,400	872,928
Trimble Navigation Ltd. (a)(b)(c)	24,810	1,098,091

		1,971,019

Food Products – 12.9%
Agria Corp. - ADR (c)	100,000	86,000
Archer-Daniels-Midland Co. (a)	44,400	1,158,396
BrasilAgro - Companhia Brasileira de Propriedades AG (c)	525,200	2,237,457
Bunge Ltd. (a)	30,200	1,986,254
Cosan Ltd., A Shares (a)	87,800	1,115,060
Cresud SACIF y A - ADR	48,600	411,156
Illovo Sugar Ltd.	234,900	817,199
IOI Corp. Bhd	533,333	907,679
Orkla ASA	60,700	433,264
Sao Martinho SA	200,000	2,147,179
SLC Agricola SA	150,000	1,657,964
SunOpta, Inc. (c)	58,200	310,788
Viterra, Inc.	64,846	1,038,467
Wilmar International Ltd.	86,000	222,717

		14,529,580

Independent Power Producers & Energy Traders – 0.7%
China Longyuan Power Group Corp., Series H	286,000	182,856
Enel Green Power SpA	153,400	219,346
Ormat Technologies, Inc. (a)	19,400	349,200

		751,402

Machinery – 10.2%
AGCO Corp. (c)	40,900	1,793,056
CNH Global NV (a)(c)	32,000	1,219,840
Deere & Co. (a)	25,300	1,943,546
IDEX Corp. (a)	11,900	453,985
Kurita Water Industries Ltd.	66,300	1,491,254
Pall Corp. (a)	11,500	614,215
Pentair, Inc. (a)	42,300	1,854,009
Watts Water Technologies, Inc., Class A (a)	29,900	1,005,836
Xylem, Inc. (a)	43,500	1,043,130

		11,418,871

Metals & Mining – 0.8%
Umicore SA	20,900	924,771

Multi-Utilities – 2.2%
Hera SpA	428,300	523,686
Suez Environnement Co.	10,425	114,447

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	ADR	American Depositary Receipt	HKD	Hong Kong Dollar
	AUD	Australian Dollar	ILS	Israeli Shekel
	BRL	Brazil Real	JPY	Japanese Yen
	CAD	Canadian Dollar	NOK	Norwegian Krone
	CHF	Swiss Franc	REIT	Real Estate Investment Trust
	CLP	Chilean Peso	SGD	Singapore Dollar
	DKK	Danish Krone	USD	US Dollar
	EUR	Euro	ZAR	South African Rand
	GBP	British Pound

JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Multi-Utilities (concluded)
United Utilities Group Plc	158,381	$1,693,733
Veolia Environnement SA	9,400	106,362

		2,438,228

Oil, Gas & Consumable Fuels – 2.0%
Cheniere Energy, Inc. (a)(c)	8,700	118,581
Rentech, Inc. (b)(c)	400,000	796,000
Sasol Ltd.	25,000	1,037,081
Sasol Ltd. - ADR (a)	8,400	348,516

		2,300,178

Paper & Forest Products – 0.2%
Fibria Celulose SA - ADR (b)(c)	14,700	113,043
Precious Woods Holding AG (c)	20,000	122,094

		235,137

Real Estate Investment Trusts (REITs) – 2.6%
Plum Creek Timber Co., Inc. (a)	54,800	2,224,332
Rayonier, Inc.	14,875	709,389

		2,933,721

Road & Rail – 0.6%
All American Latina Logistica SA	133,000	613,986

Semiconductors & Semiconductor Equipment – 0.2%
First Solar, Inc. (a)(c)	4,800	74,592
MEMC Electronic Materials, Inc. (c)	19,400	37,248
Renewable Energy Corp. ASA (c)	22,700	7,866
Suntech Power Holdings Co. Ltd. - ADR (b)(c)	14,600	16,498
Trina Solar Ltd. - ADR (a)(b)(c)	11,600	54,752
Yingli Green Energy Holding Co. Ltd. - ADR (b)(c)	38,200	61,120

		252,076

Water Utilities – 27.2%
American States Water Co.	44,700	1,817,055
American Water Works Co., Inc.	58,800	2,131,500
Aqua America, Inc.	110,200	2,825,528
Artesian Resources Corp., Class A	38,000	817,760
California Water Service Group	98,900	1,826,683
China Water Affairs Group Ltd. (b)	4,556,000	1,101,077
Cia de Saneamento Basico do Estado de Sao Paulo	81,000	3,414,001
Cia de Saneamento de Minas Gerais	160,000	3,913,332
Hyflux Ltd.	797,000	885,666
Inversiones Aguas Metropolitanas SA	1,500,000	2,731,227
Manila Water Co., Inc	5,610,000	3,496,772
Pennon Group Plc	215,200	2,588,299
Severn Trent Plc	113,500	3,065,702

		30,614,602

Total Long-Term Investments (Cost – $113,509,497) – 94.7%		106,455,313

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (d)(f)	6,357,824	$6,357,824

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.30% (d)(e)(f)	$1,762	1,762,458

Total Short-Term Securities (Cost – $8,120,282) – 7.2%		8,120,282

Total Investments Before Outstanding Options Written
(Cost – $ 121,629,779*) – 101.9%		114,575,595

Options Written	Contracts
Exchange-Traded Call Options – (0.5)%
ABB Ltd., Strike Price CHF 16.50, Expires 8/17/12	100	(6,622)
Aegion Corp., Strike Price USD 16, Expires 8/08/12	65	(9,331)
Agrium, Inc., Strike Price USD 95, Expires 9/24/12	140	(56,000)
American Superconductor Corp., Strike Price USD 4.30, Expires 8/23/12	150	(504)
Archer-Daniels-Midland Co.:
Strike Price USD 28, Expires 8/20/12	100	(550)
Strike Price USD 29, Expires 8/20/12	100	(250)
Bunge Ltd., Strike Price USD 62.50, Expires 9/24/12	135	(56,700)
CF Industries Holdings, Inc., Strike Price USD 195, Expires 8/20/12	47	(34,075)
Cheniere Energy, Inc.:
Strike Price USD 15, Expires 9/24/12	19	(1,472)
Strike Price USD 16, Expires 9/24/12	20	(1,000)
CNH Global NV, Strike Price USD 40, Expires 8/20/12	144	(13,680)
Cosan Ltd., A Shares, Strike Price USD 13, Expires 8/23/12	395	(9,414)
Deere & Co., Strike Price USD 80, Expires 8/20/12	115	(8,165)
First Solar, Inc., Strike Price USD 17, Expires 8/20/12	22	(1,386)
General Cable Corp., Strike Price USD 29, Expires 8/20/12	41	(820)
IDEX Corp., Strike Price USD 40, Expires 9/24/12	54	(270)
Itron, Inc., Strike Price USD 40, Expires 8/20/12	100	(14,750)
Johnson Controls, Inc., Strike Price USD 25, Expires 9/24/12	152	(12,920)
Layne Christensen Co., Strike Price USD 20.75, Expires 8/27/12	53	(4,258)

2	JULY 31, 2012

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Exchange-Traded Call Options (concluded)
Monsanto Co.:
Strike Price USD 80, Expires 8/20/12	65	$(39,162)
Strike Price USD 84.35, Expires 8/29/12	120	(34,557)
The Mosaic Co., Strike Price USD 57.50, Expires 8/20/12	170	(29,410)
Ormat Technologies, Inc., Strike Price USD 21.60, Expires 8/14/12	87	–
Pall Corp., Strike Price USD 53, Expires 8/18/12	52	(5,820)
Pentair, Inc., Strike Price USD 40, Expires 9/24/12	75	(33,750)
Plum Creek Timber Co, Inc., Strike Price USD 40, Expires 9/24/12	246	(28,290)
Quanta Services, Inc., Strike Price USD 23, Expires 8/20/12	225	(18,000)
Roper Industries, Inc., Strike Price USD 100, Expires 8/20/12	55	(9,075)
Sasol Ltd. - ADR, Strike Price USD 44, Expires 8/18/12	84	(2,436)
The Shaw Group, Inc.:
Strike Price USD 27, Expires 8/20/12	50	(59,750)
Strike Price USD 28, Expires 8/20/12	17	(18,700)
Trimble Navigation Ltd., Strike Price USD 45, Expires 8/20/12	112	(14,840)
Trina Solar Ltd - ADR, Strike Price USD 7, Expires 9/24/12	53	(424)
Watts Water Technologies, Inc., Class A, Strike Price USD 34, Expires 8/07/12	135	(5,455)
Xylem, Inc., Strike Price USD 24, Expires 8/23/12	195	(11,419)

Total Exchange-Traded Call Options		(543,255)

Over-the-Counter Call Options – (1.5)%
Acciona SA, Strike Price EUR 31.17, Expires 9/05/12, Broker Banc of America Securities	1,700	(9,516)
AGCO Corp., Strike Price USD 41.85, Expires 8/15/12, Broker Morgan Stanley & Co., Inc.	18,500	(48,398)
All American Latina Logistica SA, Strike Price BRL 8.78, Expires 9/04/12, Broker Deutsche Bank Securities Corp.	59,900	(24,180)
American States Water Co., Strike Price USD 41.09, Expires 8/31/12, Broker Deutsche Bank Securities Corp.	20,200	(10,821)
American Water Works Co., Inc.:
Strike Price USD 33.22, Expires 8/09/12, Broker Deutsche Bank Securities Corp.	13,500	(40,919)
Strike Price USD 33.22, Expires 8/23/12, Broker Deutsche Bank Securities Corp.	13,500	(40,918)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Aqua America, Inc.:
Strike Price USD 24.15, Expires 8/06/12, Broker Morgan Stanley & Co., Inc.	7,700	$(11,472)
Strike Price USD 24.42, Expires 8/10/12, Broker Deutsche Bank Securities Corp.	21,000	(25,578)
Strike Price USD 24.32, Expires 8/16/12, Broker Deutsche Bank Securities Corp.	8,500	(11,212)
Strike Price USD 24.35, Expires 8/16/12, Broker Morgan Stanley & Co., Inc.	4,200	(5,418)
Strike Price USD 25.56, Expires 8/29/12, Broker Morgan Stanley & Co., Inc.	8,200	(3,595)
Artesian Resources Corp., Class A, Strike Price USD 21.69, Expires 9/17/12, Broker Deutsche Bank Securities Corp.	17,100	(10,025)
BrasilAgro - Companhia Brasileira de Propriedades AG:
Strike Price BRL 7.74, Expires 8/07/12, Broker Banc of America Securities	39,000	(19,119)
Strike Price BRL 8.22, Expires 8/16/12, Broker Goldman Sachs & Co.	39,400	(12,768)
Strike Price BRL 7.43, Expires 8/22/12, Broker Deutsche Bank Securities Corp.	39,400	(25,831)
Strike Price BRL 7.91, Expires 9/04/12, Broker Deutsche Bank Securities Corp.	39,400	(19,672)
Strike Price BRL 8.83, Expires 9/26/12, Broker Deutsche Bank Securities Corp.	39,000	(5,893)
California Water Service Group:
Strike Price USD 17.93, Expires 8/23/12, Broker Deutsche Bank Securities Corp.	23,000	(13,562)
Strike Price USD 19.05, Expires 9/06/12, Broker Banc of America Securities	21,500	(2,703)
China Longyuan Power Group Corp., Series H, Strike Price HKD 4.81, Expires 8/02/12, Broker Deutsche Bank Securities Corp.	129,000	(2,526)
China Water Affairs Group Ltd., Strike Price HKD 1.97, Expires 8/01/12, Broker Deutsche Bank Securities Corp.	1,000,000	(73)
Cia de Saneamento Basico do Estado de Sao Paulo, Strike Price BRL 79.55, Expires 9/04/12, Broker Deutsche Bank Securities Corp.	36,500	(146,624)

JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Cia de Saneamento de Minas Gerais:
Strike Price BRL 43.43, Expires 8/22/12, Broker Credit Suisse First Boston	36,000	$ (126,640)
Strike Price BRL 45.63, Expires 9/04/12, Broker Deutsche Bank Securities Corp.	36,000	(90,334)
Cresud SACIF y A - ADR, Strike Price USD 7.68, Expires 9/04/12, Broker Morgan Stanley & Co., Inc.	21,900	(20,974)
Enel Green Power SpA, Strike Price EUR 1.08, Expires 9/05/12, Broker Banc of America Securities	69,000	(8,864)
Gamesa Corp. Tecnologica SA, Strike Price EUR 1.02, Expires 9/05/12, Broker Banc of America Securities	18,000	(4,937)
Hera SpA, Strike Price EUR 0.96, Expires 9/05/12, Broker UBS Securities LLC	192,800	(11,507)
Hyflux Ltd., Strike Price SGD 1.27, Expires 8/02/12, Broker UBS Securities LLC	359,000	(31,451)
Iberdrola SA, Strike Price EUR 2.68, Expires 9/05/12, Broker Banc of America Securities	106,700	(42,522)
Illovo Sugar Ltd.:
Strike Price ZAR 28.63, Expires 9/05/12, Broker UBS Securities LLC	52,900	(5,586)
Strike Price ZAR 28.63, Expires 9/12/12, Broker UBS Securities LLC	52,900	(6,079)
Incitec Pivot Ltd., Strike Price AUD 2.85, Expires 8/02/12, Broker Citigroup Global Markets, Inc.	130,400	(32,748)
Inversiones Aguas Metropolitanas SA:
Strike Price CLP 838.30, Expires 8/22/12, Broker Citigroup Global Markets, Inc.	225,000	(20,554)
Strike Price CLP 878.70, Expires 9/04/12, Broker Banc of America Securities	225,000	(9,783)
Strike Price CLP 887.79, Expires 9/26/12, Broker Citigroup Global Markets, Inc.	225,000	(9,315)
Israel Chemicals Ltd., Strike Price ILS 47.07, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	40,500	(16,715)
ITC Holdings Corp., Strike Price USD 70.71, Expires 8/24/12, Broker Morgan Stanley & Co., Inc.	2,200	(8,046)
Johnson Matthey Plc, Strike Price GBP 21.01, Expires 9/05/12, Broker Citigroup Global Markets, Inc.	32,700	(66,065)
K+S AG, Strike Price EUR 35.09, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	9,300	(57,265)
Kingspan Group Plc:
Strike Price EUR 6.57, Expires 8/13/12, Broker Banc of America Securities	5,300	(625)
Strike Price EUR 6.61, Expires 9/05/12, Broker Banc of America Securities	5,300	(1,049)
Kurita Water Industries Ltd., Strike Price JPY 1,706.06, Expires 8/02/12, Broker Morgan Stanley & Co., Inc.	29,900	(19,617)
NextEra Energy, Inc., Strike Price USD 68.40, Expires 8/13/12, Broker Morgan Stanley & Co., Inc.	11,500	(28,804)
Nordex SE, Strike Price EUR 3.14, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	3,400	(694)

Options Written	Contracts	Value
Over-the-Counter Call Options (continued)
Novozymes A/S, B Shares, Strike Price DKK 150.05, Expires 9/05/12, Broker UBS Securities LLC	19,900	$(11,228)
Nufarm Ltd., Strike Price AUD 4.94, Expires 8/02/12, Broker Morgan Stanley & Co., Inc.	31,500	(16,294)
Orkla ASA, Strike Price NOK 41.81, Expires 8/13/12, Broker Banc of America Securities	27,400	(6,719)
Pennon Group Plc, Strike Price GBP 7.71, Expires 9/05/12, Broker Banc of America Securities	96,900	(18,564)
Pentair, Inc., Strike Price USD 40.05, Expires 8/14/12, Broker Goldman Sachs & Co.	11,500	(45,680)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 39.42, Expires 8/03/12, Broker Citigroup Global Markets, Inc.	25,000	(118,500)
Renewable Energy Corp. ASA, Strike Price NOK 2.15, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	10,300	(20)
Rentech, Inc., Strike Price USD 1.76, Expires 8/13/12, Broker Morgan Stanley & Co., Inc.	202,500	(47,102)
Sao Martinho SA:
Strike Price BRL 19.99, Expires 8/22/12, Broker Credit Suisse First Boston	24,200	(25,001)
Strike Price BRL 21.80, Expires 9/04/12, Broker Deutsche Bank Securities Corp.	24,200	(12,080)
Strike Price BRL 22.22, Expires 9/26/12, Broker Citigroup Global Markets, Inc.	41,600	(20,567)
Schneider Electric SA, Strike Price EUR 44.00, Expires 9/05/12, Broker UBS Securities LLC	6,600	(24,207)
Severn Trent Plc, Strike Price GBP 17.11, Expires 9/05/12, Broker Banc of America Securities	51,000	(28,625)
Sinofert Holdings Ltd., Strike Price HKD 1.37, Expires 8/02/12, Broker Morgan Stanley & Co., Inc.	1,186,000	(30,020)
SLC Agricola SA:
Strike Price BRL 20.35, Expires 8/07/12, Broker Goldman Sachs & Co.	16,900	(17,616)
Strike Price BRL 19.53, Expires 8/22/12, Broker Citigroup Global Markets, Inc.	16,900	(24,628)
Strike Price BRL 21.77, Expires 9/13/12, Broker Credit Suisse First Boston	33,700	(24,445)
SSE Plc, Strike Price GBP 14.60, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	14,400	(620)
Suez Environnement Co., Strike Price EUR 8.51, Expires 9/05/12, Broker Banc of America Securities	4,700	(2,878)
SunOpta, Inc., Strike Price USD 5.52, Expires 8/17/12, Broker Morgan Stanley & Co., Inc.	26,200	(1,753)
Syngenta AG, Strike Price CHF 327.23, Expires 8/13/12, Broker Citigroup Global Markets, Inc.	4,000	(34,690)
Tetra Tech, Inc., Strike Price USD 26.67, Expires 8/14/12, Broker Deutsche Bank Securities Corp.	39,800	(8,915)
Tianjin Capital Environmental Protection Group Co. Ltd., Series H, Strike Price HKD 1.92, Expires 8/01/12, Broker Morgan Stanley & Co., Inc.	904,000	(1)
Umicore SA, Strike Price EUR 34.86, Expires 9/05/12, Broker Banc of America Securities	9,400	(23,377)

4	JULY 31, 2012

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value
Over-the-Counter Call Options (concluded)
United Utilities Group Plc, Strike Price GBP 6.95, Expires 9/05/12, Broker Banc of America Securities	71,300	$(9,353)
Veolia Environnement SA, Strike Price EUR 8.87, Expires 9/05/12, Broker UBS Securities LLC	4,300	(3,142)
Vestas Wind Systems A/S, Strike Price DKK 25.47, Expires 9/05/12, Broker Morgan Stanley & Co., Inc.	16,800	(11,965)
Wacker Chemie AG, Strike Price EUR 53.36, Expires 9/05/12, Broker Banc of America Securities	3,200	(6,440)
Wilmar International Ltd., Strike Price SGD 3.74, Expires 8/01/12, Broker UBS Securities LLC	39,000	–

Total Over-the-Counter Call Options		(1,685,427)

Total Options Written (Premiums Received – $1,308,500) – (2.0)%		(2,228,682)

Value
Total Investments Net of Outstanding Options Written – 99.9%	$112,346,913
Other Assets Less Liabilities – 0.1%	156,352

Net Assets – 100.0%	$112,503,265

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$142,953,422

Gross unrealized appreciation	$12,377,070
Gross unrealized depreciation	(40,754,897)

Net unrealized depreciation	$(28,377,827)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Security, or a portion of security, is on loan.
(c)	Non-income producing security.
(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.

(f)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Net Activity	Shares/ Beneficial Interest Held at July 31, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	9,507,628	(3,149,804)	6,357,824	$159	$7,824
BlackRock Liquidity Series, LLC Money Market Series	$1,800,329	$(37,871)	$1,762,458	–	$43,289

—	Foreign currency exchange contracts as of July 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

USD	3,983	CAD	4,000	UBS Securities LLC	8/01/12	$ (5)

—

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

—

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

JULY 31, 2012	5

Schedule of Investments (concluded)	BlackRock EcoSolutions Investment Trust (BQR)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Component	$833,170	–	–	$833,170
Building Products	–	$188,428	–	188,428
Chemicals	13,165,790	10,925,414	–	24,091,204
Commercial Services & Supplies	2,270,193	453,418	–	2,723,611
Construction & Engineering	2,692,386	–	–	2,692,386
Electric Utilities	2,237,923	1,681,022	–	3,918,945
Electrical Equipment	1,565,413	1,458,585	–	3,023,998
Electronic Equipment, Instruments & Components	1,971,019	–	–	1,971,019
Food Products	12,965,920	1,563,660	–	14,529,580
Independent Power Producers & Energy Traders	349,200	402,202	–	751,402
Machinery	9,927,617	1,491,254	–	11,418,871
Metals & Mining	–	924,771	–	924,771
Multi-Utilities	–	2,438,228	–	2,438,228
Oil, Gas & Consumable Fuels	1,263,097	1,037,081	–	2,300,178
Paper & Forest Products	235,137	–	–	235,137
Real Estate Investment Trusts (REITs)	2,933,721	–	–	2,933,721
Road & Rail	613,986	–	–	613,986
Semiconductors & Semiconductor Equipment	244,210	7,866	–	252,076
Water Utilities	19,477,086	11,137,516	–	30,614,602
Short-Term Securities	6,357,824	1,762,458	–	8,120,282

Total	$79,103,692	$35,471,903	–	$114,575,595

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(453,440)	$(1,775,242)	–	$(2,228,682)
Foreign currency exchange contracts	(5)	–	–	(5)

Total	$(453,445)	$(1,775,242)	–	$(2,228,687)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,112,223	–	–	$1,112,223
Foreign currency	246,821	–	–	246,821
Liabilities:
Collateral on securities loaned at value	–	$(1,762,458)	–	(1,762,458)

Total	$1,359,044	$(1,762,458)	–	$(403,414)

There were no transfers between levels during the period ended July 31, 2012.

6	JULY 31, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

  Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EcoSolutions Investment Trust

By:	/s/ John M .Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EcoSolutions Investment Trust

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EcoSolutions Investment Trust

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EcoSolutions Investment Trust

Date: September 25, 2012